Shareholders Equity (Unaudited) - Quarterly (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Quarterly Member
Beginning Balance, Value (Quarterly Member)			$ 4,294,675	$ (5,101,600)		$ (806,925)
Beginning Balance, Shares (Quarterly Member)		31,133,000
Sale of interest in subsidiary (Quarterly Member)			768,807		5,193	774,000
Imputed interest (Quarterly Member)			3,385			3,385
Net loss (Quarterly Member)				(844,582)	(25,738)	(870,320)
Ending Balance, Value (Quarterly Member)			5,066,867	(5,946,182)	(20,545)	(899,860)
Ending Balance, Shares (Quarterly Member)		31,133,000
Debt forgiveness - related parties (Quarterly Member)			83,000			83,000
Reclassification of derivative liability associated with warrants (Quarterly Member)			311,709			311,709
Loss on debt extinguishment - related party (Quarterly Member)			(3,278)			(3,278)
Exercise of stock warrants for cash, Shares (Quarterly Member)		1,400,000
Exercise of stock warrants for cash, Value (Quarterly Member)		1,400				1,400
Common stock issued for services - related party - Shares ($0.25/share) (Quarterly Member)		500,000
Common stock issued for services - related party - Value ($0.25/share) (Quarterly Member)		125,000				125,000
Issuance of shares to reacquire ownership in subsidiary - Shares ($0.25/share) (Quarterly Member)		1,467,000
Issuance of shares to reacquire ownership in subsidiary - Value ($0.25/share) (Quarterly Member)			(19,538)		19,538
Common stock transferred from existing stockholders for services rendered ($0.25/share) (Quarterly Member)			562,500			562,500
Stock options issued for services - related parties (Quarterly Member)			66,785			66,785
Net loss (Quarterly Member)				(2,573,335)	(34,433)	(2,607,768)
Ending Balance, Value (Quarterly Member)		126,400	6,068,045	(8,519,517)	(35,440)	(2,360,512)
Ending Balance, Shares (Quarterly Member)		34,500,000
Loss on debt extinguishment - related party (Quarterly Member)
Stock options issued for services - related parties (Quarterly Member)
Recognition of unvested share compensation - related party ($0.25/share) (Quarterly Member)			15,625			15,625
Net loss (Quarterly Member)				(594,182)	(7,217)	(601,399)
Ending Balance, Value (Quarterly Member)		$ 126,400	$ 6,083,670	$ (9,113,699)	$ (42,657)	$ (2,946,286)
Ending Balance, Shares (Quarterly Member)		34,500,000